                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SENIOR LOAN
PORTFOLIO OF INVESTMENTS - APRIL 30, 2007 (UNAUDITED)

                                       BANK LOAN
PRINCIPAL                              RATINGS +
  AMOUNT                             -------------               STATED
  (000)            BORROWER          MOODY'S   S&P   COUPON    MATURITY*        VALUE
---------  ------------------------  -------  ----  --------  -----------  --------------
           VARIABLE RATE** SENIOR LOAN INTERESTS 118.2%
           AEROSPACE/DEFENSE 2.8%
$     745  Alion Science and
              Technology Corp.,
              Revolving Credit
              Agreement              Ba3      B+       10.00%    08/02/09  $      726,375
   10,514  Alion Science and
              Technology Corp.,                      7.82 to
              Term Loan              Ba2      B+        7.86     08/02/09      10,592,465
    2,793  Apptis, Inc., Term                        8.57 to
              Loan                   Ba3      B+        8.60     12/20/12       2,820,930
      632  ARINC, Inc., Term                         7.34 to
              Loan                   Ba3      BB        7.35     03/10/11         634,461
    2,446  Atlantic Marine
              Services, Term
              Loan                   B1       B+        9.25     03/22/14       2,456,520
    2,450  DeCrane Aircraft
              Holdings, Inc., Term                   8.10 to
              Loan                   B1       B        10.00     02/21/13       2,471,438
    1,379  DynCorp International,
              LLC, Term Loan         Ba2      BB-       7.63     02/11/11       1,390,910
    6,500  Hawker Beechraft
              Acquisition Co.,
              Term Loan              Ba3      BB-       7.32     03/26/14       6,530,758
   10,669  IAP Worldwide
              Services, Inc., Term                   9.69 to  12/30/12 to
              Loan                   B1       B        15.19     06/30/13      10,684,457
    3,573  ILC Industries, Inc.,
              Term Loan              NR       NR        7.60     02/24/12       3,578,956
    3,932  K&F Industries, Inc.,
              Term Loan              Ba3      B+        7.32     11/18/12       3,938,663
    1,407  Primus International,                     7.82 to
              Inc., Term Loan        NR       NR        9.75     06/07/12       1,414,447

    2,876  SI International, Inc.,                   7.33 to
              Term Loan              Ba3      NR        7.40     02/09/11       2,882,902
      900  Tri-Star Electronics
              International, Term                    8.36 to
              Loan                   NR       NR        8.40     02/02/13         904,500
    4,250  Vangent, Inc., Term
              Loan                   Ba3      BB-       7.61     02/14/13       4,292,500
    3,548  Wesco Aircraft
              Hardware Corp.,                        7.60 to  09/29/13 to
              Term Loan              Ba3      B+       11.10     03/28/14       3,586,290
    6,448  Wyle Laboratories,                        8.11 to  01/28/11 to
              Inc., Term Loan        NR       B+       11.86     07/28/11       6,496,553
                                                                           --------------
                                                                               65,403,125
                                                                           --------------
           AUTOMOTIVE 5.6%
    2,962  Accuride Corp., Term
              Loan (a)               Ba3      B+        7.38     01/31/12       2,982,485
    1,990  Acument Global
              Technologies, Inc.,
              Term Loan              B2       B+        8.85     08/11/13       2,004,925
      952  Affinia Group, Inc.,
              Term Loan              Ba3      B         8.36     11/30/11         959,470
    3,550  Dana Corp., Term
              Loan                   B2       BB-       7.88     04/13/08       3,561,924
    8,855  Federal-Mogul Corp.,
              Revolving Credit
              Agreement (b)          NR       NR        9.07     07/01/07       8,887,978
   20,735  Federal-Mogul Corp.,
              Term Loan (b)          NR       NR        7.07     07/01/07      20,846,305
   20,711  Ford Motor Co., Term
              Loan                   Ba3      B         8.36     12/15/13      20,876,973
    2,246  Heartland Automotive
              Holdings, Inc., Term                   9.10 to
              Loan                   NR       NR        9.11     02/27/12       2,247,554
   10,587  MetoKote Corp., Term                      8.32 to
              Loan                   B2       B+        8.36     11/27/11      10,640,169
    1,820  Navistar International
              Corp., Revolving                       5.22 to
              Credit Agreement       NR       BB-       8.61     01/19/12       1,847,679
    5,005  Navistar International
              Corp., Term Loan       NR       BB-       8.61     01/19/12       5,081,116
   11,471  Oshkosh Truck Corp.,
              Term Loan              Ba3      BB        7.35     12/06/13      11,519,647

      776  Performance
              Transportation
              Services, Inc., Term
              Loan                   NR       NR        8.57     01/26/12         780,227
    4,059  Polypore, Inc., Term
              Loan                   Ba3      B         8.32     11/12/11       4,079,129
    1,493  Precision Partners,
              Inc., Term Loan        B2       B+        9.35     10/27/13       1,466,381
    9,837  Sensata Technologies,                     7.09 to
              Inc., Term Loan        B1       BB-       7.11     04/27/13       9,842,956
    2,700  Tenneco Automotive,
              Inc., Term Loan        Ba1      BB        6.82     03/16/14       2,708,437
   15,387  TRW Automotive, Inc.,                     6.75 to  01/10/10 to
              Term Loan              Ba1      BB+       6.94     06/30/12      15,394,631
    2,491  United Components,
              Inc., Term Loan        Ba3      B+        7.61     06/30/12       2,506,400
                                                                           --------------
                                                                              128,234,386
                                                                           --------------
           BANKING 0.4%
    8,969  Dollar Financial Corp.,                   8.05 to
              Term Loan              B3       BB-       8.30     10/30/12       9,017,549
                                                                           --------------
           BEVERAGE, FOOD & TOBACCO 9.1%
   14,887  Acosta Sales Co., Inc.,
              Term Loan              NR       NR        7.57     07/28/13      15,020,862
    8,705  Advantage Sales &
              Marketing, LLC,                        7.35 to
              Term Loan              NR       NR        7.36     03/29/13       8,726,413
    3,000  Alliance One
              International, Inc.,
              Term Loan              B1       BB-       7.57     03/30/11       3,029,064
    2,800  B&G Foods, Inc.,
              Term Loan              Ba2      B+        7.36     02/23/13       2,817,500
   16,922  Coleman Natural
              Foods, LLC, Term                       9.86 to  08/22/12 to
              Loan (f)               NR       NR       13.86     08/22/13      16,695,791
    4,975  DCI Cheese Co., Term
              Loan                   NR       NR        8.60     08/07/13       4,993,656
   40,000  Dean Foods Co., Term
              Loan                   Ba3      BB        6.88     04/02/14      40,114,080
   34,027  Dole Food Co., Inc.,                      5.23 to
              Term Loan              Ba3      B         9.25     04/12/13      34,032,147

    7,631  DS Waters of
              America, Inc., Term
              Loan                   Ba3      B-        7.57     10/25/12       7,649,952
    4,050  DSW Holdings, Inc.,
              Term Loan              NR       NR        9.35     03/07/12       4,060,125
    3,359  Farley's & Sathers
              Candy Co., Inc.,                       8.10 to  06/15/10 to
              Term Loan              NR       NR       11.36     03/24/11       3,367,709
    5,575  Fresh Start Bakeries,                     7.88 to  09/29/13 to
              Inc., Term Loan        NR       NR       11.13     03/29/14       5,629,688
    1,500  Interstate Brands Corp.,
              Term Loan (b)          NR       NR        9.60     07/19/07       1,481,562
    5,793  Luigino's, Inc., Term
              Loan                   B1       B+        8.38     04/02/11       5,862,228
      886  Mafco Worldwide                           7.32 to
              Corp., Term Loan       B1       B+        7.35     12/08/11         887,759
    5,104  National Dairy
              Holdings, LP, Term
              Loan                   NR       NR        7.32     03/15/12       5,113,969
    1,649  OSI Foods GMBH &
              Co. KG, Term Loan      NR       NR        7.35     09/02/11       1,654,440
    6,444  OSI Group, LLC, Term
              Loan                   NR       NR        7.35     09/02/11       6,464,265
    6,686  PBM Products, LLC,
              Term Loan              NR       NR        8.07     09/29/12       6,735,923
   12,891  Pierre Foods, Inc.,
              Term Loan              Ba3      B+        7.61     06/30/10      12,963,554
   17,500  Pinnacle Foods, Inc.,
              Term Loan              B2       B-        8.10     04/02/14      17,640,000
      960  Volume Services
              America, Inc.,
              Revolving Credit
              Agreement              B2       NR        9.75     04/01/10         941,256
    3,920  Volume Services
              America, Inc., Term                    8.61 to
              Loan                   B2       NR        9.50     10/01/10       3,932,250
                                                                           --------------
                                                                              209,814,193
                                                                           --------------
           BROADCASTING - CABLE 2.1%
    4,400  Cequel
              Communications,                        7.34 to
              LLC, Term Loan         B1       B+        7.35     11/05/13       4,400,550

   39,064  CSC Holdings, Inc.,                       7.07 to
              Term Loan              Ba2      BB        7.11     03/29/13      39,246,401
    4,050  Knology, Inc., Term
              Loan                   Ba3      B         7.57     06/30/12       4,065,187
    1,596  Mediacom Illinois,                        7.09 to
              LLC, Term Loan         Ba3      BB-       7.11     01/31/15       1,597,995
                                                                           --------------
                                                                               49,310,133
                                                                           --------------
           BROADCASTING - DIVERSIFIED 0.3%
    3,807  Cumulus Media, Inc.,                      7.32 to
              Term Loan              Ba3      B         7.32     06/07/13       3,833,374
    2,350  NEP II, Inc., Term
              Loan                   NR       NR        7.60     02/16/14       2,366,523
                                                                           --------------
                                                                                6,199,897
                                                                           --------------
           BROADCASTING - RADIO 1.5%
    4,906  CMP KC, LLC, Term
              Loan                   Caa1     CCC+      9.38     05/03/11       4,936,601
   11,523  CMP Susquehanna                           7.35 to
              Corp., Term Loan       Ba3      B         7.38     05/05/13      11,601,114
    3,250  Emmis Operating Co.,
              Term Loan              B1       B         7.35     11/01/13       3,274,680
    1,188  LBI Media, Inc., Term                     6.82 to
              Loan                   Ba2      B         6.86     03/31/12       1,179,090
    4,269  Multicultural Radio
              Broadcasting, Inc.,                    8.09 to  12/18/12 to
              Term Loan              B2       B        11.09     06/18/13       4,285,659
    3,713  NextMedia Operating,                      7.32 to  11/15/12 to
              Inc., Term Loan        B1       B         9.82     11/15/13       3,725,220
    2,244  Regent Broadcasting,
              LLC, Term Loan         B1       B         7.60     11/21/13       2,257,000
    3,413  Spanish Broadcasting
              System, Inc., Term
              Loan                   B1       B         7.10     07/11/12       3,421,304
                                                                           --------------
                                                                               34,680,668
                                                                           --------------
           BROADCASTING - TELEVISION 4.7%
    1,990  Barrington
              Broadcasting, LLC,
              Term Loan              Ba3      B          7.61    08/12/13       2,000,573
    2,758  HIT Entertainment,
              Inc., Term Loan        Ba3      B          7.59    03/20/12       2,777,825

  103,960  Univision
              Communications,                        7.61 to  03/29/09 to
              Inc., Term Loan        Ba3      B         7.82     09/29/14     103,898,084
                                                                           --------------
                                                                              108,676,482
                                                                           --------------
           BUILDINGS & REAL ESTATE 4.0%
    3,333  BioMed Realty, LP,
              Term Loan              NR       NR        7.57     05/30/10       3,345,833
    2,500  California Coastal
              Communities, Inc.,
              Term Loan              NR       NR        8.07     09/15/11       2,503,125
    5,172  Edge-Star Partners,                       9.36 to
              Term Loan              NR       NR       15.36     11/18/07       5,160,733
   20,921  General Growth
              Properties, Inc.,
              Term Loan              Ba2      BB+       6.57     02/24/10      20,891,156
   13,949  Ginn LA CS Borrower,                      8.25 to  06/08/11 to
              LLC, Term Loan         B3       BB       12.35     06/08/12      13,069,986
    2,800  Kyle Acquisition
              Group, LLC, Term                                07/20/08 to
              Loan                   NR       NR        8.88     07/20/10       2,835,000
    2,737  Lake at Las Vegas
              Joint Venture, LLC,
              Term Loan              B3       CCC+     12.00     11/01/09       2,716,107
    3,591  Landsource
              Communities
              Development, LLC,
              Term Loan              Ba2      BB+       8.07     02/27/13       3,617,092
    3,200  LNR Property Corp.,
              Term Loan              B2       B+        8.11     07/12/11       3,222,285
    1,584  London Arena &
              Waterfront Finance,
              LLC, Term Loan         NR       NR        7.84     03/08/12       1,597,860
    3,047  NLV Holdings, LLC,                        8.10 to  05/09/11 to
              Term Loan              B1       B+       12.35     05/30/12       3,049,661
    2,388  Shea Capital I, LLC,
              Term Loan              NR       NR        7.35     10/27/11       2,364,120
    2,475  Shea Mountain House,
              LLC, Term Loan         NR       NR        7.32     05/11/11       2,444,063
    4,362  South Edge, LLC,                          7.13 to  10/31/07 to
              Term Loan              NR       NR        7.38     10/31/09       4,340,395
      400  Standard Pacific
              Corp., Term Loan       NR       NR        6.86     05/05/13         396,250

    3,976  Tamarack Resort,                          8.60 to
              LLC, Term Loan         NR       NR        8.61     05/19/11       3,936,240
    2,500  TE/TOUSA Senior,
              LLC, Revolving
              Credit Agreement       NR       NR        9.75     08/01/08       2,421,875
    8,000  WCI Communities,
              Inc, Term Loan         NR       NR        7.82     12/23/10       7,973,000
    6,770  Yellowstone
              Development, LLC,
              Term Loan              NR       NR        7.70     09/30/10       6,782,488
                                                                           --------------
                                                                               92,667,269
                                                                           --------------
           BUSINESS EQUIPMENT & SERVICES 5.2%
   12,679  Affiliated Computer
              Services, Inc., Term                   7.32 to
              Loan                   Ba2      BB        7.86     03/20/13      12,731,169
    9,825  AlixPartners, LLP,
              Term Loan              B1       BB-       7.61     10/12/13       9,905,206
    3,150  Audio Visual Services                     7.60 to  02/28/14 to
              Corp., Term Loan       Ba3      B        10.85     08/24/14       3,164,767
    3,375  Brickman Group
              Holdings, Inc., Term                   7.34 to
              Loan                   NR       B+        7.40     01/23/14       3,385,547
    4,698  Cellnet Group, Inc.,
              Term Loan              NR       NR        7.34     07/22/11       4,725,881
    1,985  Contec, LLC, Term
              Loan                   NR       NR        8.63     06/15/12       1,989,963
    4,263  Crawford & Co., Term
              Loan                   B1       BB-       7.85     10/30/13       4,297,853
    1,900  Euronet Worldwide,
              Inc., Term Loan        Ba2      BB        7.32     04/14/14       1,911,875
    4,478  First American
              Payment Systems,
              LP, Term Loan          NR       NR        8.63     10/06/13       4,494,291

    2,260  InfoUSA, Inc., Term                       7.32 to
              Loan                   Ba2      BB        7.35     02/14/12       2,268,811
    4,081  Katun Corp., Term
              Loan                   NR       BB-       9.57     06/30/09       4,081,299
    6,733  NCO Financial
              Systems, Term                          8.35 to
              Loan                   Ba3      B+        8.36     05/15/13       6,785,731
   15,000  Sabre Inc., Term Loan     B1       B+        7.61     03/30/13      15,049,215
    9,084  Sedgwick Claims
              Management
              Services, Inc., Term
              Loan                   B1       B+        7.60     01/31/13       9,110,635
    2,478  Valassis
              Communications,
              Inc., Term Loan        Ba2      BB-       7.10     03/02/14       2,483,680
    2,244  Verifone, Inc., Term                      7.09 to
              Loan                   B1       BB-       7.11     10/31/13       2,264,013
   29,639  VNU, Inc., Term
              Loan                   Ba3      B+        7.61     08/09/13      29,931,960
                                                                           --------------
                                                                              118,581,896
                                                                           --------------
           CHEMICALS, PLASTICS & RUBBER 6.0%
      900  Arizona Chemical Co.,
              Term Loan              B1       B         7.36     02/28/13         905,062
    2,600  Basell North America
              (Netherlands), Term                    7.57 to  09/07/13 to
              Loan                   Ba3      BB-       8.32     09/07/14       2,633,719
    1,457  Becker-Underwood,                         9.10 to  03/31/10 to
              Inc., Term Loan        NR       NR        9.35     09/30/11       1,450,179
    7,600  Brenntag Holdings
              GmbH & Co. KG,                         7.89 to  01/20/14 to
              Term Loan              B1       B        11.89     07/17/15       7,700,621
   10,141  Ferro Corp., Term
              Loan                   NR       B+        8.07     06/06/12      10,144,424
    2,942  Fibervisions Delaware
              Corp., Term Loan       B1       B         8.85     03/31/13       2,838,754
    1,882  Foamex LP, Term                           7.57 to
              Loan                   B1       B         7.61     02/12/13       1,888,627
    3,738  Georgia Gulf Corp.,
              Term Loan              Ba2      BB        7.32     10/03/13       3,757,339
   21,875  Hexion Specialty
              Chemicals, Inc.,
              Term Loan              Ba3      B         7.88     05/05/13      22,058,613

   25,781  Huntsman
              International, LLC,
              Term Loan              Ba1      BB-       7.07     08/16/12      25,866,698
    5,940  Ineos Holdings, Ltd.,                     7.58 to  12/16/13 to
              Term Loan              Ba2      B+        8.08     12/23/14       6,014,250
    5,454  INVISTA
              (Netherlands), Term                             04/30/10 to
              Loan                   Ba1      BB        6.85     04/29/11       5,461,175
    6,732  ISP Chemco, Inc.,
              Term Loan              Ba3      BB-       7.13     02/16/13       6,780,686
    9,900  Kraton Polymers, LLC,                     7.37 to
              Term Loan              Ba3      B+        7.38     05/12/13       9,988,684
    6,609  Lucite International
              Group Holdings,
              Ltd., Term Loan        Ba3      B+        8.07     07/07/13       6,691,978
      828  Nusil Technology,
              LLC, Term Loan         NR       NR        8.07     10/24/13         834,210
    6,561  PQ Corp., Term Loan       Ba2      B+        7.35     02/10/12       6,585,907
    8,614  Rockwood Specialties
              Group, Inc., Term
              Loan                   Ba2      NR        7.36     12/13/13       8,694,627
      671  Valley National Gases,                    7.57 to
              Inc., Term Loan        Ba3      B         7.60     02/28/14         676,360
    6,050  Wellman, Inc., Term                       9.36 to  02/10/09 to
              Loan                   Caa1     CCC      12.11     02/10/10       5,776,865
                                                                           --------------
                                                                              136,748,778
                                                                           --------------
           CONSTRUCTION MATERIAL 2.0%
    7,900  AXIA, Inc., Term Loan     B2       B         8.60     12/21/12       7,702,500
    3,582  Beacon Sales
              Acquisition, Inc.,
              Term Loan              NR       NR        7.35     09/30/13       3,590,955
      539  Builders FirstSource,
              Inc., Term Loan        Ba2      BB-       7.85     08/11/11         538,121
   17,502  Building Materials
              Holdings Corp.,                        7.85 to  11/10/13 to
              Term Loan              B2       BB-      11.13     09/15/14      17,450,294
    4,943  Contech Construction
              Products, Inc., Term
              Loan                   Ba3      B+        7.32     01/31/13       4,972,104
    1,500  Custom Building
              Products, Inc., Term
              Loan                   NR       NR       10.36     04/29/12       1,499,375

    1,250  Foster Wheeler, LLC,
              Term Loan              Ba1      B+        5.26     09/13/11       1,256,250
    1,784  Nortek, Inc., Term                        7.36 to
              Loan                   Ba2      B         9.25     08/27/11       1,791,828
    2,222  Panolam Industries
              International, Inc.
              (Canada), Term
              Loan                   Ba3      B+        8.10     09/30/12       2,228,727
    1,588  Pro-Build Holdings,
              Inc., Term Loan        Ba3      NR        7.10     06/29/13       1,575,127
    3,775  Professional Paint,                       7.63 to  05/31/12 to
              Inc., Term Loan        NR       NR       11.13     05/31/13       3,753,628
      658  Werner Holdings Co.,
              Inc., Term
              Loan (b)(d)            NR       NR       17.25%    06/11/09               0
                                                                           --------------
                                                                               46,358,909
                                                                           --------------
           CONTAINERS, PACKAGING & GLASS 2.8%
    1,588  Altivity Packaging,                       7.57 to
              LLC, Term Loan         Ba3      BB-       7.60     06/30/13       1,607,566
    2,406  Anchor Glass
              Container Corp.,                       7.60 to
              Term Loan              NR       NR        7.61     05/03/13       2,399,906
    5,550  Berry Plastics Group,
              Inc., Term Loan        Ba3      B         7.32     04/03/15       5,573,416
      941  Captive Plastics, Inc.,
              Term Loan              NR       NR        8.10     08/18/11         947,845
    9,450  Consolidated
              Container Co., LLC,                    7.59 to  03/28/14 to
              Term Loan              B1       B-       10.86     09/28/14       9,459,185
      100  Fleming Packaging
              Corp., Revolving
              Credit
              Agreement (b)(c)(d)    NR       NR        8.75     03/31/03           1,000
      871  Fleming Packaging
              Corp., Term
              Loan (b)(c)(d)         NR       NR       12.25     08/31/04           8,711
    3,659  Graham Packaging                          7.62 to
              Co., Term Loan         B1       B         7.63     10/07/11       3,685,644
      985  Graphic Packaging
              International Corp.,
              Revolving Credit                       8.32 to
              Agreement              Ba2      B+       10.25     08/08/09         976,000

    5,819  Graphic Packaging
              International Corp.,                   7.82 to
              Term Loan              Ba2      B+        7.85     08/08/10       5,842,966
    1,015  Kranson Industries,
              Inc., Revolving                        7.57 to
              Credit Agreement       NR       NR       10.00     07/31/13       1,010,132
    9,950  Kranson Industries,                       7.60 to
              Inc., Term Loan        NR       NR       10.00     07/31/13       9,999,750
    5,960  Packaging Dynamics,
              Term Loan              NR       BB-       7.35     06/09/13       5,959,987
    2,520  Ranpak Corp., Term
              Loan                   NR       NR        7.82     12/14/11       2,528,846
    2,056  Smurfit-Stone
              Container Corp.,
              Revolving Credit                       2.25 to
              Agreement              Ba2      B+        9.50     11/01/09       2,052,905
    4,336  Smurfit-Stone
              Container Corp.,
              Term Loan              Ba2      B+        7.38     11/01/11       4,374,026
    1,750  Solo Cup, Inc., Term
              Loan                   Caa1     CCC-     11.57     03/31/12       1,792,110
    1,575  Tegrant Holding Corp.,                    7.60 to  03/08/14 to
              Term Loan              NR       NR       10.85     03/08/15       1,588,219
    5,552  Unifrax Corp., Term
              Loan                   Ba3      B         7.63     05/02/13       5,583,605
                                                                           --------------
                                                                               65,391,819
                                                                           --------------
           DIVERSIFIED MANUFACTURING 1.5%
    2,111  Arnold Magnectic
              Technologies Corp.,                    9.10 to  03/06/11 to
              Term Loan              NR       NR       11.50     03/06/12       2,101,953
    4,000  Babcock & Wilcox Co.,
              Term Loan              Ba2      BB+       8.10     02/22/12       4,040,000
      176  Chart Industries, Inc.,
              Revolving Credit
              Agreement              Ba2      B+        7.32     10/17/10         171,685
    1,682  Chart Industries, Inc.,
              Term Loan              Ba2      B+        7.38     10/17/12       1,690,901

    3,500  Euramax International,                   12.35 to
              Inc., Term Loan        B1       B        13.35     06/29/13       3,458,514
    9,326  Mueller Group, Inc.,                      7.32 to
              Term Loan              Ba3      BB-       7.36     10/03/12       9,398,251
    6,468  MW Industries, Inc.,
              Term Loan              NR       NR        8.35     11/01/13       6,499,837
    1,864  Wire Rope Corp. of
              America, Inc., Term                    7.59 to
              Loan                   B2       B+        7.61     02/08/14       1,880,478
    6,186  X-Rite, Inc., Term                        7.60 to  06/30/12 to
              Loan                   Ba3      B+       10.35     06/30/13       6,226,336
                                                                           --------------
                                                                               35,467,955
                                                                           --------------
           DURABLE CONSUMER PRODUCTS 0.1%
    3,358  Brown Jordan
              International, Inc.,                   9.36 to
              Term Loan              NR       NR       11.25     04/30/12       3,391,706
                                                                           --------------
           ECOLOGICAL 3.1%
   28,891  Allied Waste North
              America, Inc., Term                    7.06 to
              Loan                   Ba3      BB        7.15     01/15/12      29,053,509
    2,500  Casella Waste
              Systems, Inc., Term
              Loan                   NR       NR        7.36     04/28/10       2,514,062
   11,101  Energy Solutions, LLC,                    7.57 to  06/07/11 to
              Term Loan              NR       BB        7.63     06/07/13      11,212,246
    2,909  Environmental
              Systems Products
              Holdings, Term
              Loan                   Ba3      NR       10.75     12/12/08       2,901,399
    3,700  Environmental
              Systems Products
              Holdings, Term                        15.32 to
              Loan (d)               Caa1     NR       17.25     12/12/10       2,081,250
    3,066  LVI Services, Inc.,                      10.34 to
              Term Loan              NR       NR       10.36     11/16/11       3,045,157
    4,950  Synagro Technologies,                     7.32 to  04/02/14 to
              Inc., Term Loan        Ba3      CCC+     10.07     10/02/14       4,987,969
    1,101  WasteQuip, Inc., Term                     7.57 to
              Loan                   Ba3      B+        7.60     02/05/13       1,112,220
   13,671  Waste Services, Inc.,                     3.75 to  04/29/09 to
              Term Loan              Ba3      B+        7.82     03/31/11      13,780,555
                                                                           --------------
                                                                               70,688,367
                                                                           --------------

           EDUCATION & CHILD CARE 0.8%
    8,336  Educate Operating
              Co., LLC, Term
              Loan                   Ba3      NR        9.35     03/31/12       8,294,575
    9,785  Education
              Management Corp.,
              Term Loan              B2       B         7.38     06/01/13       9,834,183
                                                                           --------------
                                                                               18,128,758
                                                                           --------------
           ELECTRONICS 3.8%
      259  Blackboard, Inc., Term
              Loan                   Ba3      B+        7.57     02/28/12         260,283
   12,998  Dealer Computer
              Services, Inc., Term                   7.35 to  10/26/12 to
              Loan                   Ba2      BB-      10.85     10/26/13      13,126,210
    1,500  Deutsche Connector                        7.83 to  06/22/14 to
              Group, Term Loan       NR       NR        8.08     06/22/15       1,519,297
      537  Eastman Kodak Co.,                        7.57 to
              Term Loan              Ba3      B+        9.50     10/18/12         538,755
    1,880  Epicor Software Corp.,                    7.84 to
              Term Loan              Ba3      BB-       9.15     03/30/12       1,888,225

      955  GXS Worldwide, Inc.,                     10.35 to
              Term Loan              Ba3      B+       10.36     07/29/11         969,325
    4,975  Infor Enterprise
              Solutions Holdings,
              Inc., Term Loan        B1       B-        9.10     07/28/12       5,013,450
    1,282  Intergraph Corp., Term
              Loan                   B1       B         7.61     05/29/14       1,291,690
    2,494  Nuance
              Communications,
              Inc., Term Loan        B1       B+        7.32     03/31/13       2,498,378
    1,360  ON Semiconductor
              Corp., Term Loan       Ba1      B+        7.10     09/03/13       1,362,999
   12,750  Open Solutions, Inc.,
              Term Loan              Ba3      B+        7.49     01/23/14      12,813,750
    4,826  Open Text Corp.,
              Term Loan              Ba3      BB-       7.85     10/02/13       4,861,943
      398  Stratus Technologies,
              Inc., Term Loan        B1       B-        8.38     03/29/11         381,582
      176  Sungard Data
              Systems, Inc.,
              Revolving Credit                       7.57 to
              Agreement              Ba3      B+        9.50     08/11/11         170,645
   29,681  Sungard Data
              Systems, Inc., Term
              Loan                   Ba3      B+        7.36     02/28/14      29,971,091
   10,573  UGS Corp., Term
              Loan                   Ba2      B+        7.07     03/31/12      10,579,195
                                                                           --------------
                                                                               87,246,818
                                                                           --------------
           ENTERTAINMENT & LEISURE 7.3%
    1,960  Alliance Atlantis
              Communications,
              Inc., Term Loan        Ba1      BB        6.82     12/20/11       1,960,919
    1,975  AMC Entertainment,
              Inc., Term Loan        Ba1      B+        7.07     01/26/13       1,986,771

    5,377  Bombardier Capital,
              Inc., Term Loan        B1       B+        7.86     06/28/13       5,419,227
   23,674  Cedar Fair, LP, Term                      7.32 to
              Loan                   Ba3      BB-       9.25     08/30/12      23,922,039
    5,473  Cinemark USA, Inc.,                       7.04 to
              Term Loan              Ba3      B         7.15     10/05/13       5,500,623
    9,854  Fender Musical
              Instruments Corp.,                     8.11 to  03/30/12 to
              Term Loan              Caa1     B-       11.36     09/30/12      10,086,581
   54,662  Metro-Goldwyn-Mayer
              Studios, Inc., Term
              Loan                   NR       NR        8.60     04/08/12      54,785,875
    1,977  Mets, LP, Term Loan       NR       NR        7.32     07/25/10       1,982,086
    5,743  Panavision, Inc., Term                    8.34 to
              Loan                   Ba3      B         8.36     03/30/11       5,782,017
    1,800  Playcore Holdings,                        8.07 to
              Inc., Term Loan        NR       NR        8.11     02/21/14       1,809,000
   22,633  Regal Cinemas, Inc.,
              Term Loan              Ba2      BB-       7.10     10/27/13      22,732,067
      230  Six Flags Theme
              Parks, Inc.,
              Revolving Credit
              Agreement              Ba3      B-        8.57     06/30/08         229,070
    6,309  Six Flags Theme
              Parks, Inc., Term                      8.60 to
              Loan                   Ba3      B-        8.61     06/30/09       6,359,400
    4,000  Southwest Sports
              Group, LLC, Term
              Loan                   NR       NR        7.88     12/22/10       4,001,252
    2,720  Tigers Ballpark, LLC,
              Term Loan              NR       NR        7.13     08/15/10       2,720,000
   10,273  True Temper Sports,                       8.54 to  03/15/11 to
              Inc., Term Loan        Ba3      B        10.86     06/30/11      10,345,914
    7,172  Universal City
              Development
              Partners, LP, Term                     7.35 to
              Loan                   Ba1      BB-       7.36     06/09/11       7,217,099
                                                                           --------------
                                                                              166,839,940
                                                                           --------------
           FARMING & AGRICULTURE 0.6%
    1,347  Mosaic Co., Term                          7.10 to
              Loan                   Ba1      BB        7.13     11/25/13       1,355,322

    5,312  Nutro Products, Inc.,                     7.32 to
              Term Loan              Ba3      B         7.35     04/26/13       5,317,323
    6,938  Wm. Bolthouse
              Farms, Inc., Term                      7.63 to  12/16/12 to
              Loan                   B1       B-       10.85     12/16/13       6,995,569
                                                                           --------------
                                                                               13,668,214
                                                                           --------------
           FINANCE 2.8%
    3,743  DCS Business
              Services, Inc., Term                   9.57 to  02/04/11 to
              Loan                   NR       NR       11.32     08/04/11       3,256,417
    6,284  Grosvenor Capital
              Management
              Holdings, LLP, Term                    7.60 to
              Loan                   NR       NR        7.63     12/05/13       6,354,948
    4,615  iPayment, Inc., Term                      7.32 to
              Loan                   B1       B         7.35     05/10/13       4,617,578
    7,214  LPL Holdings, Inc.,
              Term Loan              B1       B         7.85     06/28/13       7,314,742
    1,799  Munder Capital
              Management, Term                       7.32 to
              Loan                   Ba2      BB+       7.36     12/29/12       1,808,486
    8,760  National Processing,
              Company Group,                                  09/29/12 to
              Term Loan              B2       B        11.85     09/29/14       8,818,407
    7,950  Outsourcing Solutions,
              Inc., Term Loan        NR       NR       10.86     09/30/10       7,964,435
    9,900  Oxford Acquisition III,
              Ltd., Term Loan        Ba3      BB+       7.74     10/20/14       9,998,842
    4,200  Riskmetrics Group
              Holdings, LLC, Term                    7.60 to  01/11/14 to
              Loan                   Ba3      B+       10.85     07/11/14       4,238,625
   10,221  Transfirst Holdings,                      7.85 to  08/15/12 to
              Inc., Term Loan        B1       B+       11.62     08/15/13      10,328,245
                                                                           --------------
                                                                               64,700,725
                                                                           --------------
           GROCERY 0.4%
    8,517  Roundy's
              Supermarkets, Inc.,
              Term Loan              Ba3      B+        8.09     11/03/11       8,599,313
                                                                           --------------
           HEALTH & BEAUTY 1.5%
    7,274  American Safety Razor                     7.83 to  07/31/13 to
              Co., Term Loan         B3       CCC+     11.63     01/30/14       7,375,395

    5,313  Bare Escentuals
              Beauty, Inc., Term
              Loan                   B2       B         7.82     02/18/12       5,359,407
    9,964  Marietta Intermediate
              Holdings Corp.,                        9.36 to  12/17/10 to
              Term Loan (f)          NR       NR       13.36     12/17/11       9,324,201
   12,101  Prestige Brands
              Holdings, Inc., Term                   7.61 to
              Loan                   Ba3      B+        9.50     04/06/11      12,176,497
                                                                           --------------
                                                                               34,235,500
                                                                           --------------
           HEALTHCARE 8.8%
    9,252  American Medical
              Systems, Inc., Term                    7.63 to
              Loan                   Ba3      BB-       7.69     07/20/12       9,263,908
      792  Ameripath, Inc., Term
              Loan                   Ba2      BB-       7.36     10/31/12         792,792
   15,152  Capella Healthcare,                       8.35 to  11/30/12 to
              Inc., Term Loan        Caa1     CCC+     11.35     11/30/13      15,303,948
   21,317  Community Health
              Systems, Inc., Term                             08/19/11 to
              Loan                   Ba3      BB-       7.10     02/29/12      21,395,601
    1,693  Concentra Operating                       7.32 to
              Corp., Term Loan       Ba2      B+        7.37     09/30/11       1,698,994
    5,061  CRC Health Corp.,
              Term Loan              Ba3      B         7.85     02/06/13       5,092,399
      980  Diagnostic Imaging
              Group, LLC, Term
              Loan                   B1       B         8.88     05/04/12         978,775
      892  Emdeon Business
              Services, LLC, Term
              Loan                   B1       B+        7.60     11/16/13         896,806
    2,552  FHC Health Systems,                      12.11 to
              Inc., Term Loan        Ba3      B        14.11     12/18/09       2,622,833
      702  Genoa Healthcare
              Group, LLC, Term                       8.35 to
              Loan                   Ba3      B        10.25     08/10/12         704,366
      366  Golden Gate National
              Senior Care, LLC,
              Term Loan              Ba3      B+        8.09     03/14/11         368,957

    1,739  Harlan Sprague
              Dawley, Inc., Term
              Loan                   B1       B+        9.75     12/19/11       1,749,617
   66,122  HCA, Inc., Term                           7.10 to  11/17/12 to
              Loan                   Ba3      BB        7.60     11/17/13      66,848,552
    3,343  HealthCare Partners,
              LLC, Term Loan         Ba2      BB        7.10     10/31/13       3,352,261
   15,900  Health Management
              Associates, Inc.,
              Term Loan              Ba2      B+        7.10     02/28/14      15,981,154
   29,218  Lifepoint Hospitals,
              Inc., Term Loan        Ba3      BB-       6.99     04/15/12      29,180,366
      616  Matria Healthcare,                        7.04 to
              Inc., Term Loan        Ba3      B+        7.36     01/19/12         619,486
   20,812  Multiplan, Inc., Term
              Loan                   B1       B+        7.82     04/12/13      20,981,064
      833  Select Medical Corp.,
              Revolving Credit
              Agreement              Ba2      B+        9.25     02/24/11         808,333
    2,463  Sterigenics
              International, Inc.,
              Term Loan              B2       B+        7.61     11/21/13       2,473,399
                                                                           --------------
                                                                              201,113,611
                                                                           --------------
           HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
           CONSUMER
              PRODUCTS 0.8%
    1,980  Formica Corp., Term                       8.32 to
              Loan                   B1       B         8.35     03/15/13       1,981,857
    7,400  National Bedding Co.,
              LLC, Term Loan         Caa1     B+       10.36     08/31/12       7,538,750
    7,982  Quality Home Brands
              Holdings, LLC, Term                    7.82 to  12/20/12 to
              Loan                   Caa1     CCC+     11.94     06/20/13       7,984,228
                                                                           --------------
                                                                               17,504,835
                                                                           --------------
           HOTELS, MOTELS, INNS & GAMING 3.3%
    9,552  Greektown Casino,
              LLC, Term Loan         Ba3      B         7.86     12/03/12       9,665,430
    8,903  Green Valley Ranch
              Gaming, LLC, Term
              Loan                   B1       B+        7.36     02/16/14       8,959,963
    1,347  Greenwood Racing,
              Inc., Term Loan        B2       B+        7.57     11/28/11       1,355,041

    9,537  Herbst Gaming, Inc.,                      7.23 to
              Term Loan              Ba3      B+        7.25     12/02/11       9,596,052
    5,271  Kuilima Resort Co.,
              Term Loan              NR       NR       11.82     09/30/11       5,222,941
   12,500  MGM Mirage, Term                          6.37 to
              Loan                   NR       NR        6.43     10/03/11      12,353,512
      400  Pinnacle
              Entertainment, Term
              Loan                   B1       BB-       7.32     12/14/11         403,542
    2,090  Venetian Casino
              Resorts, LLC,
              Revolving Credit
              Agreement              NR       BB-       7.09     02/22/10       2,059,836
    4,766  Venetian Macau, Ltd.,                     7.60 to  05/26/12 to
              Term Loan              B1       BB-       8.10     05/26/13       4,818,931
    7,675  Wembley, Inc., Term                       7.82 to  08/23/11 to
              Loan                   Ba3      B+        9.63     07/18/12       7,752,473
    7,674  Wimar OpCo, LLC,
              Term Loan              Ba3      B+        7.85     01/03/12       7,762,877
    6,110  Yonkers Racing Corp.,
              Term Loan              NR       NR        8.88     08/12/11       6,174,603
                                                                           --------------
                                                                               76,125,201
                                                                           --------------
           INSURANCE 2.0%
    2,746  American Wholesale
              Insurance Group,                      10.25 to  10/27/11 to
              Inc., Term Loan        NR       B        14.75     04/27/12       2,751,816
    4,975  Applied Systems Inc.,                     7.85 to
              Term Loan              NR       NR        7.86     09/26/13       5,004,542
    8,228  ARG Holdings, LLC,                        8.38 to  11/30/11 to
              Term Loan              B2       NR       12.63     11/30/12       8,316,024
    1,985  Audatex North
              America, Inc., Term
              Loan                   Ba3      B+        7.57     04/13/13       1,997,406
    2,307  CCC Information
              Services Group, Inc.,
              Term Loan              NR       NR        7.85     02/10/13       2,320,543
    7,500  Concord Re, Ltd.,
              Term Loan              Ba2      BB+       9.61     02/29/12       7,584,375
    5,600  HMSC Holdings Corp.,                      7.61 to  04/03/14 to
              Term Loan              B3       B        10.86     10/03/14       5,648,250
    4,050  Mitchell International,                   7.36 to  03/28/14 to
              Inc., Term Loan        Caa1     B+       10.63     03/28/15       4,093,875

    1,995  USI Holdings Corp.,
              Term Loan              B2       NR        7.57     08/11/08       1,997,494
    5,550  Vertafore, Inc., Term                    11.07 to
              Loan                   NR       NR       11.36     01/31/13       5,602,031
                                                                           --------------
                                                                               45,316,356
                                                                           --------------
           MACHINERY 1.2%
    5,440  Alliance Laundry
              Holdings, LLC, Term
              Loan                   Ba3      B         7.57     01/27/12       5,484,418
    3,402  Baldor Electric Co.,
              Term Loan              Ba3      BB        7.13     03/31/14       3,419,364
    1,500  Douglas Dynamics,
              LLC, Revolving
              Credit Agreement       Ba2      BB-       7.10     12/16/10       1,495,316
    2,510  Douglas Dynamics,
              LLC, Term Loan         Ba2      BB-       7.10     12/16/10       2,491,450
    2,978  FR X Ohmstede
              Acquisitions Co.,
              Term Loan              B1       B-        7.88     08/09/13       2,996,875
    1,076  Gleason Corp., Term                       7.56 to
              Loan                   NR       NR        7.63     06/30/13       1,085,446
    5,823  Goodman Global
              Holdings, Inc., Term
              Loan                   Ba2      B+        7.13     12/23/11       5,842,189
    3,993  Stolle Machinery Co.,                     7.85 to  09/29/12 to
              LLC, Term Loan         Caa1     B        11.35     09/29/13       4,038,536
    1,099  United Rentals (North
              America), Inc., Term
              Loan                   Ba1      BB-       7.32     02/14/11       1,104,798
                                                                           --------------
                                                                               27,958,392
                                                                           --------------
           MEDICAL PRODUCTS & SERVICES 2.4%
    3,518  Accellent, Inc., Term
              Loan (a)               B1       BB-       7.86     11/22/12       3,516,768
    2,250  Advanced Medical
              Optics, Inc. Term                      7.09 to
              Loan                   Ba1      BB        7.10     04/02/14       2,264,062
    6,780  AGA Medical Corp.,
              Term Loan              B1       B+        7.36     04/28/13       6,788,097
      704  Conmed Corp., Term
              Loan                   Ba2      BB-       7.07     04/12/13         704,144
   28,292  DaVita, Inc., Term                        6.82 to
              Loan                   Ba1      BB        6.86     10/05/12      28,406,926

    7,511  DSI Renal, Inc., Term
              Loan                   NR       NR        7.63     03/31/13       7,523,181
    5,953  Fresenius Medical
              Care Holding, Inc.,                    6.73 to
              Term Loan              NR       BB+       6.74     03/31/13       5,954,210
                                                                           --------------
                                                                               55,157,388
                                                                           --------------
           MINING, STEEL, IRON & NON-PRECIOUS METALS 1.6%
   28,468  Freeport-McMoran
              Copper & Gold, Inc.,
              Term Loan              Baa3     BBB-      7.07     03/19/14      28,584,918
      858  John Maneely Co.,                         8.57 to
              Term Loan              B3       B+        8.62     12/08/13         860,948
    3,059  New Enterprise Stone
              & Lime Co., Inc.,                      7.61 to
              Term Loan              NR       NR        9.25     07/30/10       3,066,462
    3,200  Novelis, Inc., Term
              Loan                   Ba2      BB-       7.61     01/07/12       3,209,955
                                                                           --------------
                                                                               35,722,283
                                                                           --------------
           NATURAL RESOURCES 1.1%
      352  Boston Generating,
              LLC, Revolving
              Credit Agreement       B1       B+        7.48     12/20/13         354,974
    7,931  Boston Generating,                        5.23 to
              LLC, Term Loan         B1       B+        7.60     12/20/13       7,988,490
    2,800  CDX Funding, LLC,
              Term Loan              NR       NR       10.57     03/31/13       2,863,000
    3,682  El Paso Corp., Term
              Loan                   Ba1      BB        7.22     08/01/11       3,704,639
      898  Hudson Products
              Holdings, Inc., Term
              Loan                   B1       B         8.11     12/05/13         903,361
    1,580  Key Energy Services
              Group, Inc., Term                      7.85 to
              Loan                   NR       NR        7.86     06/30/12       1,589,875
    1,909  SemCrude, LP, Term                        7.57 to
              Loan                   Ba2      NR        7.60     03/16/11       1,915,621
    1,041  Targa Resources, Inc.,                    7.35 to
              Term Loan              B1       B+        7.36     10/31/12       1,049,421
    4,500  Willbros USA, Inc.,
              Term Loan              NR       NR       10.27     10/27/09       4,528,125
                                                                           --------------
                                                                               24,897,506
                                                                           --------------

           NON-DURABLE CONSUMER PRODUCTS 1.8%
    8,767  Aearo Technologies,                       7.85 to  03/24/13 to
              Inc., Term Loan        Caa1     CCC+     11.85     09/24/13       8,901,366
    3,317  Amscan Holdings,                          8.36 to
              Inc., Term Loan        Ba3      B+        8.39     12/23/12       3,346,633
    1,290  Chattem, Inc., Term
              Loan                   Ba3      BB-       7.11     01/02/13       1,298,466
    4,384  Easton-Bell Sports,
              Inc., Term Loan        Ba3      B+        7.07     03/16/12       4,393,844
    2,244  Gibson Guitar Corp.,
              Term Loan              Ba3      B         7.86     12/29/13       2,272,430
    3,796  JohnsonDiversey, Inc.,
              Term Loan              Ba2      B+        7.86     12/16/11       3,846,236
    2,350  Mattress Holdings,
              Corp., Inc., Term                      7.61 to
              Loan                   B1       B         7.64     01/18/14       2,358,813
    1,179  Mega Bloks, Inc.
              (Canada), Term
              Loan                   Ba2      BB-       7.13     07/26/12       1,178,632
    4,688  Philosophy, Inc., Term
              Loan                   B2       B         7.36     03/16/14       4,688,000
    1,800  Targus Group
              International, Inc.,
              Term Loan              Caa2     CCC+     13.87     05/22/13       1,693,499
    1,963  UCG Paper Crafts,
              Inc., Term Loan        NR       NR        8.57     02/17/13       1,967,974
    4,500  Yankee Candle Co.,
              Inc., Term Loan        Ba3      B+        7.35     02/06/14       4,525,875
                                                                           --------------
                                                                               40,471,768
                                                                           --------------
           PAPER & FOREST PRODUCTS 2.9%
    5,400  Domtar Corp., Term
              Loan                   Ba1      BB        6.74     03/07/14       5,400,675
   43,146  Georgia-Pacific Corp.,                    7.09 to
              Term Loan              Ba2      BB-       7.10     12/20/12      43,409,922
    1,194  NewPage Corp., Term
              Loan                   Ba2      B+        7.63     05/02/11       1,205,960
    2,121  Tidi Products, LLC,                       8.59 to
              Term Loan              NR       NR        9.88     12/31/11       2,110,821
    8,665  White Birch Paper Co.
              (Canada), Term                         8.57 to  04/06/12 to
              Loan                   NR       B+       14.75     04/08/13       8,838,491

    6,783  Xerium Technologies,
              Inc., Term Loan        B2       B+        8.10     05/18/12       6,799,737
                                                                           --------------
                                                                               67,765,606
                                                                           --------------
           PERSONAL & MISCELLANEOUS SERVICES 0.9%
   11,156  Affinion Group, Inc.,                     7.82 to
              Term Loan              Ba2      B+        7.86     10/17/12      11,259,626
    6,766  Coinmach Laundry
              Corp., Term Loan       B2       B         7.88     12/19/12       6,819,618
    1,119  Omniflight Helicopters,                   9.07 to  09/30/11 to
              Inc., Term Loan        NR       NR       11.25     09/30/12       1,121,359
    2,693  WeightWatchers.com,
              Term Loan              Ba1      BB        6.88     01/26/14       2,705,876
                                                                           --------------
                                                                               21,906,479
                                                                           --------------
           PHARMACEUTICALS 0.9%
    1,980  Bradley
              Pharmaceuticals,
              Inc., Term Loan        NR       NR        9.32     11/14/10       1,989,900
    2,244  Stiefel Laboratories,
              Inc., Term Loan        Ba3      B+        7.61     12/28/13       2,266,819
   16,985  Warner Chilcott
              Holdings Co., Term                     7.35 to
              Loan                   B1       B+        7.36     01/18/12      17,086,428
                                                                           --------------
                                                                               21,343,147
                                                                           --------------
           PRINTING & PUBLISHING 8.7%
    5,390  ALM Media Holdings,
              Inc., Term Loan        B1       B-        7.85     03/05/10       5,405,608
    3,300  American Media
              Operations, Inc.,
              Term Loan              B1       B-        8.59     01/31/13       3,324,063

    2,069  Ascend Media
              Holdings, LLC, Term
              Loan                   NR       NR        8.85     01/31/12       1,965,509
    1,990  Black Press Group,
              Ltd., Term Loan        Ba3      B+        7.36     08/02/13       2,005,548
    5,397  Canon
              Communications,
              LLC, Term Loan         B2       B         8.32     05/31/11       5,437,462
    2,195  Caribe Information
              Investment, Inc.,                      7.60 to
              Term Loan              B1       B         7.61     03/31/13       2,200,255
   10,628  Cygnus Business
              Media, Inc., Term
              Loan                   B2       CCC+      9.85     07/13/09      10,574,362
    8,980  Day International
              Group, Inc., Term                      7.82 to  12/05/12 to
              Loan                   Ba3      B        12.57     12/05/13       9,070,299
   11,544  Endurance Business
              Media, Inc., Term                      8.07 to  07/26/13 to
              Loan                   B1       CCC+     12.57     01/26/14      11,744,860
    3,950  FSC Acquisition, LLC,                     7.58 to
              Term Loan              NR       B         7.61     08/01/12       3,946,218
    9,375  Gatehouse Media,                          0.50 to
              Inc., Term Loan        B1       B+        7.11     08/28/14       9,336,919
    8,347  Haights Cross
              Communications,                        8.86 to
              LLC, Term Loan         B3       B-        9.86     08/20/08       8,387,769
    4,489  Idearc, Inc., Term
              Loan                   Ba2      BB+       7.35     11/17/14       4,523,699
    1,571  Intermedia Outdoor,
              Inc., Term Loan        NR       NR        8.35     01/31/13       1,585,791
    2,250  Lamar Media Corp.,
              Term Loan              Ba1      BB        6.88     03/31/14       2,258,437
    2,414  MC Communications,                        7.82 to
              LLC, Term Loan         NR       NR        7.89     12/31/10       2,429,532
    7,554  MCC Iowa, LLC, Term                       7.10 to
              Loan                   Ba3      BB-       7.11     01/31/15       7,556,985
    2,139  Mediacom
              Communications
              Corp., Term Loan       Ba3      BB-       6.85     03/31/10       2,123,904
   12,648  MediaNews Group,                          6.57 to  12/30/10 to
              Inc., Term Loan        Ba2      BB-       7.09     08/02/13      12,552,540

    2,239  MediMedia USA, Inc.,                      7.52 to
              Term Loan              Ba3      B+        7.60     10/05/13       2,251,343
   11,291  Merrill
              Communications,                        7.57 to  05/15/11 to
              LLC, Term Loan         B1       B+       11.82     11/15/13      11,359,098
    1,876  Network
              Communications,                        7.85 to
              Inc., Term Loan        Ba1      B+        7.90     11/30/12       1,885,631
    5,744  New Publications, Inc.,
              Term Loan              NR       NR        7.61     02/05/13       5,792,630
    7,450  Penton Media, Inc.,                       7.60 to  02/01/13 to
              Term Loan              Caa1     CCC+     10.36     02/01/14       7,509,502
    8,688  Primedia, Inc., Term
              Loan                   NR       NR        7.57     09/30/13       8,693,781
   18,150  Reader's Digest
              Association, Inc.,                     7.33 to
              Term Loan              B1       B         7.35     03/02/14      18,195,375
    9,540  R.H. Donnelley, Inc.,                     6.57 to  12/31/09 to
              Term Loan              Ba1      BB        6.86     06/30/11       9,552,824
    9,506  Riverdeep Interactive
              Learning USA, Inc.,
              Term Loan              B1       B         8.10     12/20/13       9,579,899
    2,581  SGS International,                        7.83 to
              Inc., Term Loan        Ba2      B+        7.87     12/30/11       2,601,880
    1,757  Source Media, Inc.,
              Term Loan              B1       NR        7.60     11/08/11       1,775,260
    3,625  Thomas Nelson
              Publishers, Term                       7.54 to
              Loan                   NR       NR        7.61     06/12/12       3,638,457
   10,469  Yell Group, PLC, Term                     7.07 to  04/30/11 to
              Loan                   NR       NR        7.32     02/10/13      10,540,848
                                                                           --------------
                                                                              199,806,288
                                                                           --------------
           RESTAURANTS & FOOD SERVICE 2.4%
   27,210  Aramark Corp., Term                       7.45 to
              Loan                   Ba3      B+        7.48     01/26/14      27,369,660
    5,258  Arby's, LLC, Term                         7.59 to
              Loan                   Ba3      B+        7.61     07/25/12       5,305,109
    1,687  Denny's Corp., Term                       7.32 to
              Loan                   Ba2      B+        7.40     03/31/12       1,703,151
    6,437  Landry's Restaurants,                     7.08 to
              Inc., Term Loan        Ba1      BB        7.12     12/28/10       6,446,178
    6,212  NPC International,                        7.07 to

              Inc., Term Loan        Ba3      B+        8.35     05/03/13       6,227,651
    5,975  Sagittarius
              Restaurants, LLC,
              Term Loan              Ba3      B         7.60     03/29/13       6,008,572
    2,900  Sbarro, Inc., Term
              Loan                   Ba3      B         7.85     01/31/14       2,930,209
                                                                           --------------
                                                                               55,990,530
                                                                           --------------
           RETAIL - OFFICE PRODUCTS 0.4%
    8,336  Buhrmann US, Inc.,                        7.09 to  12/23/10 to
              Term Loan              Ba2      BB-       7.11     12/31/10       8,369,506
                                                                           --------------
           RETAIL - OIL & GAS 0.1%
    1,778  The Pantry, Inc., Term
              Loan                   Ba2      BB        7.07     01/02/12       1,781,944
                                                                           --------------
           RETAIL - SPECIALTY 0.6%
   11,712  Nebraska Book Co.,                        7.83 to
              Inc., Term Loan        B2       B-        7.85     03/04/11      11,814,645
    1,577  Visant Holding Corp.,
              Term Loan              Ba2      B+        7.33     10/04/11       1,586,570
                                                                           --------------
                                                                               13,401,215
                                                                           --------------
           RETAIL - STORES 2.0%
    5,970  Csk Auto, Inc., Term
              Loan                   Ba3      B+        8.35     06/29/12       6,063,320
    6,000  General Nutrition
              Centers, Inc.,
              Revolving Credit
              Agreement              Ba3      B-        7.60%    03/16/12       5,842,500
    5,400  General Nutrition
              Centers, Inc., Term
              Loan                   Ba3      B-        7.60     09/16/13       5,397,975
   10,961  Michaels Stores, Inc.,
              Term Loan              B2       B-        8.13     10/31/13      11,060,452
   11,190  Neiman Marcus
              Group, Inc., Term
              Loan                   Ba3      B+        7.35     04/06/13      11,301,772
      794  Pep Boys - Manny,
              Moe & Jack, Term
              Loan                   Ba2      B+        7.36     10/27/13         799,469
    3,131  Sally Holdings, Inc.,
              Term Loan              B2       B+        7.86     11/16/13       3,159,365
    2,913  Savers, Inc., Term
              Loan                   B1       B         8.07     08/11/12       2,942,061
                                                                           --------------
                                                                               46,566,914
                                                                           --------------

           TELECOMMUNICATIONS - EQUIPMENT & SERVICES 0.2%
    4,000  Level 3
              Communications,
              Inc., Term Loan        B1       B         7.61     03/13/14       4,018,124
                                                                           --------------
           TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.2%
      400  Alaska
              Communications
              Systems Group, Inc.,
              Term Loan              B1       B+        7.10     02/01/12         401,928
    1,796  CavTel Holdings, LLC,
              Term Loan              B2       NR       10.09     12/31/12       1,819,628
   11,200  Fairpoint
              Communications,
              Inc., Term Loan        B1       BB-       7.13     02/08/12      11,247,253
    2,327  Global Tel*Link Corp.,
              Term Loan              Ba3      B+        8.85     02/14/13       2,350,391
    4,269  Hawaiian Telecom,                                  04/30/12 to
              Inc., Term Loan        Ba3      B-        7.60     10/31/12       4,288,423
    6,316  Orius Corp., LLC,
              Term Loan                             11.75 to  01/23/09 to
              (b)(c)(d)              NR       NR       12.25     01/23/10       1,121,076
    4,500  Paetec Holding Corp.,
             Term Loan               B2       B         8.82     02/28/13       4,568,625
      828  Sorenson
              Communications,
              Inc., Term Loan        NR       NR       12.32     02/16/14         847,703
    1,400  Windstream Corp.,
              Term Loan              Baa3     BBB-      6.85     07/17/13       1,409,625
                                                                           --------------
                                                                               28,054,652
                                                                           --------------
           TELECOMMUNICATIONS - LONG DISTANCE 0.5%
    3,150  Intelsat, Ltd., Term
              Loan (Bermuda)         B2       B+        7.86     02/01/14       3,165,186
    7,459  Time Warner Telecom,
              Inc., Term Loan        Ba2      B         7.32     01/07/13       7,508,221
                                                                           --------------
                                                                               10,673,407
                                                                           --------------
           TELECOMMUNICATIONS-WIRELESS 0.7%
    8,708  Centennial Cellular,                      7.35 to
              Inc., Term Loan        Ba2      B         7.36     02/09/11       8,788,163
    6,154  Cricket
              Communications,

              Inc., Term Loan        B1       B         7.60     06/16/13       6,211,958
    1,343  MetroPCS Wireless,
              Inc., Term Loan        B1       B         7.63     11/03/13       1,353,492
                                                                           --------------
                                                                               16,353,613
                                                                           --------------
           TEXTILES & LEATHER 1.3%
    4,943  Gold Toe Investment                       8.09 to  10/30/13 to
              Corp., Term Loan       B1       B        11.36     04/30/14       5,027,839
   11,638  HanesBrands, Inc.,                        7.11 to
              Term Loan              Ba2      BB-       9.11     09/05/13      11,828,887
    3,150  Levi Strauss & Co,
              Term Loan              B2       B         7.59     03/27/14       3,129,330
    2,954  Propex Fabrics, Inc.,
              Term Loan              Ba3      B         8.36     07/31/12       2,957,897
    3,673  St. John Knits
              International, Inc.,
              Term Loan              B1       B+        8.35     03/21/12       3,700,092
    3,013  Varsity Brands, Inc.,                     8.13 to
              Term Loan              NR       NR        8.19     02/22/14       3,050,156
                                                                           --------------
                                                                               29,694,201
                                                                           --------------
           TRANSPORTATION - CARGO 0.4%
      900  Cardinal Logistics
              Management, Inc.,
              Term Loan              NR       NR        9.07     09/23/13         895,500
    3,715  Jacobson Acquisition                      8.59 to  04/07/09 to
              Co., Term Loan         NR       NR       10.75     04/07/11       3,724,014
    1,653  Kenan Advantage
              Group, Inc., Term
              Loan                   NR       NR        8.35     12/16/11       1,665,852
    2,143  Quality Distribution,
              Inc., Term Loan        Ba3      B-        8.32     11/13/09       2,148,114
                                                                           --------------
                                                                                8,433,480
                                                                           --------------
           TRANSPORTATION - PERSONAL 0.1%
      934  Neoplan USA Corp.,
              Revolving Credit
              Agreement
              (b)(d)(e)              NR       NR        8.54     06/30/06         873,056
      500  US Airways Group,
              Inc., Term Loan        B2       B         7.85     03/24/14         502,875
                                                                           --------------
                                                                                1,375,931
                                                                           --------------
           TRANSPORTATION-RAIL MANUFACTURING 0.4%
    7,399  Helm Holding Corp.,

              Term Loan              NR       NR        7.86     07/08/11       7,421,705
    1,457  Standard Steel, LLC,                      7.82 to
              Term Loan              B2       B+        7.85     06/30/12       1,469,413
                                                                           --------------
                                                                                8,891,118
                                                                           --------------
           UTILITIES 3.1%
      800  Astoria Generating
              Co., LP, Term Loan     B3       B         9.10     08/23/13         809,722
   11,250  First Light Power
              Resources, Term                        7.85 to  11/01/13 to
              Loan                   B1       B+        9.85     05/01/14      11,387,720
    2,516  InfrastruX Group, Inc.,
              Term Loan              B2       B+        8.57     11/03/12       2,534,408
    2,400  Longview Power LLC,                       7.60 to
              Term Loan              Ba3      BB-       7.61     02/28/14       2,418,751
   11,342  NRG Energy, Inc.,
              Term Loan              Ba1      BB-       7.35     02/01/13      11,441,944
    3,000  NSG Holdings, LLC,
              Term Loan              Ba2      BB        6.86     06/15/14       3,007,500
    4,200  Primary Energy
              Operating, LLC,
              Term Loan              NR       NR        8.11     08/24/09       4,215,750
    2,247  Reliant Energy
              Resources, Inc.,                       5.19 to
              Term Loan              B2       B         7.70     12/01/10       2,267,649
   22,500  Thermal North
              America, Term                          8.07 to
              Loan                   B1       BB-       8.10     10/24/08      22,696,875
      212  TPF Generation
              Holdings, LLC,
              Revolving Credit
              Agreement              Ba3      B+        7.37     12/15/13         214,057
    6,079  TPF Generation
              Holdings, LLC, Term                    7.35 to  12/15/13 to
              Loan                   B3       B-        9.60     12/15/14       6,152,082
    5,000  USPF Holdings, LLC,                       7.08 to
              Term Loan              Ba2      BB        7.10     04/11/14       5,025,000
                                                                           --------------
                                                                               72,171,458
                                                                           --------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 118.2%                          2,714,917,353
                                                                           --------------

                               DESCRIPTION                                     VALUE
                               -----------                                 --------------
NOTES 1.2%
   Boise Cascade, LLC ($2,800,000 par, 8.23% coupon,
      maturing 10/15/12) (h)                                                    2,814,000
   Builders FirstSource, Inc. ($6,300,000 par, 9.61% coupon,
      maturing 02/15/12) (h)                                                    6,433,875
   Compression Polymers Corp. ($2,300,000 par, 12.12% coupon,
      maturing 07/01/12) (h)                                                    2,386,250
   Del Laboratories, Inc. ($3,600,000 par, 10.36% coupon, maturing
      11/01/11) (h)                                                             3,748,500
   Qwest Corp. ($3,500,000 par, 8.61% coupon, maturing 06/15/13) (h)            3,845,625
   Rogers Wireless Communications, Inc. ($6,000,000 par, 8.48% coupon,
      maturing 12/15/10) (Canada) (h)                                           6,135,000
   Verso Paper Holdings, LLC ($1,500,000 par, 9.11% coupon, maturing
      08/01/14) (h)(i)                                                          1,552,500
                                                                           --------------
TOTAL NOTES                                                                    26,915,750
                                                                           --------------
EQUITIES 0.0%
Aladdin Gaming Holdings, LLC (8.63% ownership interest, Acquisition date
   09/03/04, Cost $240,062) (j)(k)                                                 53,798
DecorateToday.com (198,600 common shares, Acquisition date 12/31/98,
   Cost $3,505,909) (g)(j)(k)                                                           0

                               DESCRIPTION                                      VALUE
                               -----------                                 --------------
EQUITIES (CONTINUED)
Environmental Systems Products Holdings, Inc. (2,183 common shares,
   Acquisition date 06/22/04, Cost $0) (j)(k)                                           0
Gentek, Inc. (1,040 common shares, Acquisition date 09/19/06, Cost $0)
   (j)(k)                                                                          34,070
Gentek, Inc. (Warrants for 1,597 common shares, Acquisition date
   10/17/06, Expiration date 10/31/10, Cost $0) (j)(k)                             68,869
IDT Corp. (22,898 common shares) (j)                                              253,023
London Fog Industries, Inc. (515,922 common shares) (g)(j)                              0
Neoplan USA Corp. (2,262 preferred shares, Acquisition date 09/04/03,
   Cost $1,074,522) (b)(g)(j)(k)                                                        0
Neoplan USA Corp. (8,517 common shares, Acquisition date 09/04/03, Cost
   $85) (b)(g)(j)(k)                                                                    0
Railworks Corp. (Warrants for 1,037 common shares, Acquisition date
   07/28/05, Expiration date 06/14/11, Cost $2,560,327) (j)(k)                          0
Rotech Medical Corp. (94,289 common shares, Acquisition date 06/12/02,
   Cost $377,156) (j)(k)                                                                0
Safelite Realty (48,903 common shares, Acquisition date 10/20/00,
   Cost $0) (g)(j)(k)                                                                   0
                                                                           --------------
TOTAL EQUITIES 0.0%                                                               409,760
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS 119.4%
   (Cost $2,780,264,393)                                                    2,742,242,863
                                                                           --------------
SHORT-TERM INVESTMENTS 3.7%
REPURCHASE AGREEMENTS 3.5%
State Street Bank & Trust Corp. ($81,000,000 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.02%, dated 04/30/07, to be sold on 05/01/07 at
   $81,011,295) (a)                                                            81,000,000
TIME DEPOSIT 0.2%
State Street Bank & Trust Corp. ($3,649,160 par, 2.80%
   coupon, dated 04/30/07, to be sold on 05/01/07 at
   $3,649,444) (a)                                                             3,649,160
                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS 3.7%
   (Cost $84,649,160)                                                          84,649,160
                                                                           --------------
TOTAL INVESTMENTS 123.1%
   (Cost $2,864,913,553)                                                    2,826,892,023

BORROWINGS (20.5%)                                                           (470,000,000)
LIABILITIES IN EXCESS OF OTHER ASSETS (2.6%)                                  (60,812,239)
                                                                           --------------
NET ASSETS 100.0%                                                          $2,296,079,784
                                                                           --------------

NR - Not rated

Industry percentages are calculated as a percentage of net assets.

(a) All or a portion of this security is designated in connection with unfunded loan commitments.

(b)  This borrower has filed for protection in federal bankruptcy court.

(c)  This borrower is currently in liquidation.

(d)  This Senior Loan interest is non-income producing.

(e) The borrower is in the process of restructuring or amending the terms of this loan.

(f)  Payment-in-kind security

(g)  Affiliated company

(h) Variable rate security. Interest rate shown is that in effect at April 30, 2007.

(i) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j) Non-income producing security as the stock or warrant currently does not declare dividends.

(k) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.01% of the net assets of the Fund.

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2007:
CREDIT DEFAULT SWAPS

                                                       PAY/
                                                     RECEIVE                NOTIONAL     UNREALIZED
                                         BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY         REFERENCE ENTITY   PROTECTION    RATE        DATE        (000)     DEPRECIATION
------------        -----------------   ----------   -------   ----------   --------   -------------
Goldman Sachs       Standard Pacific
   Credit              Corporation
   Partners, L.P.                       Sell          3.40%    03/20/14      $2,500      $(42,489)
Goldman Sachs       Standard Pacific
   Credit              Corporation
   Partners, L.P.                       Sell          3.70     06/20/14       2,500        (8,549)
Goldman Sachs       K. Hovnanian
   Credit              Enterprises,
   Partners, L.P.       Inc.            Sell          3.75     06/20/12       1,500        31,199
Goldman Sachs       K. Hovnanian
   Credit              Enterprises,
   Partners, L.P.      Inc.             Sell          2.15     06/20/09       1,500         4,972
                                                                                         --------
                                                                                         $(14,867)
                                                                                         ========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007